Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 2,994
2015	2,876
2016	2,860
2017	2,320
2018	2,051
Thereafter	7,607
Total minimum rent payments	¥ 20,708